Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2025	2024
Total debt, net of deferred financing costs	(2,758,024)	(1,452,255)
Less: Current portion of long-term debt and short-term debt	301,202	521,282
Long-term debt	(2,456,822)	(930,973)

Future repayments of outstanding debt (including related parties)
The outstanding debt, gross of deferred financing costs, as of December 31, 2025 is repayable as follows:

Year ending December 31	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
2026	(75,000)	(230,037)	(305,037)
2027	(75,000)	—	(75,000)
2028	(75,000)	—	(75,000)
2029	(375,000)	—	(375,000)
2030	(1,150,000)	—	(1,150,000)
2031 and thereafter	(825,000)	—	(825,000)
Total	(2,575,000)	(230,037)	(2,805,037)
Deferred financing costs	46,630	383	47,013
Total debt net of deferred financing costs	(2,528,370)	(229,654)	(2,758,024)
(1) This relates to debt balance of our consolidated lessor VIE entity (note 5).

Components of debt

(in thousands of $)	2025	2024	Maturity date
Gimi facilities	(1,200,000)	(670,833)	November 2032 / March 2030
2025 Convertible Bonds	(575,000)	—	December 2030
2025 Senior Unsecured Notes	(500,000)	—	October 2030
2024 Unsecured Bonds	(300,000)	(300,000)	September 2029
2021 Unsecured Bonds	—	(189,642)	October 2025
Subtotal (excluding lessor VIE debt)	(2,575,000)	(1,160,475)
CSSC VIE debt - FLNG Hilli facility	(230,037)	(314,466)	Repayable on demand/2026
Total debt (gross)	(2,805,037)	(1,474,941)
Less: Deferred financing costs	47,013	22,686
Total debt, net of deferred financing costs	(2,758,024)	(1,452,255)

Schedule of lessor VIE debt
The following loan relates to the CSSC entity that we consolidate as a VIE. Although we have no control over the funding arrangement of this entity, we consider ourselves the primary beneficiary of this VIE and therefore are required to consolidate this loan facility into our financial results (note 5).

Facility	Effective from	SPV	Loan counterparty	Loan facility at inception (in $ millions)	Loan facility at December 31, 2025 (in $ millions)	Loan duration/maturity	Interest
Hilli	June 2018	Fortune Lianjing Shipping S.A.	CSSC entity	(840.0)	(35.5)	2026	SOFR plus margin
				(120.0)	(194.5)	Repayable on demand	Fixed rate(1)
(1) In 2024, the previously non-interest bearing loan with the CSSC entity began accruing interest at a fixed rate.